SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about supplemental cash flow information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

	2025 $	2024 $

Non-cash investing and financing activities:
Right-of-use asset and corresponding lease obligation	-	179,170
Carrying value of convertible debt recorded in share capital upon conversion	-	1,544,672
Equity portion of convertible debt transferred from reserve to share capital upon conversion	-	427,483
Fair value of RSUs converted to shares transferred from RSUs reserve to share capital	5,356,050	496,500
Fair value of stock options exercised transferred from options reserve to share capital	604,231	209,662
Fair value of warrants exercised transferred from warrants reserve to share capital	12,794	38,796
Finders' warrants issued pursuant to private placement	1,357,406	470,286